Segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 57,613	$ 41,158
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 57,613	$ 41,158